Highland Funds I
Registration Nos. 333-132400; 811-21866
CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)
     The undersigned hereby certifies on behalf of Highland Funds I (the “Trust”) that the forms of prospectus and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(b) do not differ from the prospectus and statement of additional information contained in the Trust’s Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940, the text of which was filed electronically on June 10, 2011.
     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 13th day of June, 2011.

HIGHLAND FUNDS I
/s/ Brian Mitts
Brian Mitts
Treasurer (Principal Accounting Officer and Principal Financial Officer)